Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current Assets
Cash	$ 6,787,250	$ 38,302	$ 206
Deferred compensation, current portion	662,464
Prepaids & Other current assets	22,521
Total Current Assets	7,472,235	38,302	206
Equipment	115,888	115,888
Leasehold Improvements	12,420
Intangible Assets	14,833
Right of Use Asset	729,176
Deferred compensation, long term portion	673,498
Other Assets	65,069
Total Assets	9,083,119	154,190	206
Current Liabilities
Accounts Payable	68,575	2,886
Accrued expenses		8,407
Accrued expenses & Other Current Liabilities	61,384	8,407
Advances from officers		16,616	456
Lease Liability-current portion	157,141
Notes Payable to officers		120,000
Total Current Liabilities	287,100	147,909	456
Lease Liability	610,455
Commitments and Contingencies
Total Liabilities	897,555	147,909
Stockholders’ Equity
Preferred Stock
Common Stock	1,054	325
Additional Paid In Capital	8,415,432	19,675
Accumulated Deficit	(230,922)	(13,719)	(249)
Total Stockholders’ Equity	8,185,564	6,281	(249)
Total Liabilities and Stockholders’ Equity	$ 9,083,119	$ 154,190	$ 206